Document and Entity Information	Mar. 19, 2020
Prospectus:
Document Type	497
Document Period End Date	Mar. 19, 2020
Registrant Name	BNY MELLON RESEARCH GROWTH FUND, INC.
Entity Central Index Key	0000030162
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 19, 2020
Document Effective Date	Mar. 19, 2020
Prospectus Date	Jun. 28, 2019
BNY Mellon Research Growth Fund, Inc. | Class Y | BNY MELLON RESEARCH GROWTH FUND, INC.
Prospectus:
Trading Symbol	DRYQX
BNY Mellon Research Growth Fund, Inc. | Class I | BNY MELLON RESEARCH GROWTH FUND, INC.
Prospectus:
Trading Symbol	DWOIX
BNY Mellon Research Growth Fund, Inc. | Class C | BNY MELLON RESEARCH GROWTH FUND, INC.
Prospectus:
Trading Symbol	DWOCX
BNY Mellon Research Growth Fund, Inc. | Class A | BNY MELLON RESEARCH GROWTH FUND, INC.
Prospectus:
Trading Symbol	DWOAX
BNY Mellon Research Growth Fund, Inc. | Class Z | BNY MELLON RESEARCH GROWTH FUND, INC.
Prospectus:
Trading Symbol	DREQX
DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC | DREYFUS BASIC MONEY MARKET FUND, INC.
Prospectus:
Trading Symbol	DBAXX